Taxation (Income Taxes, PRC Withholding Tax on Dividends, Narrative) (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Withholding Tax on Dividends [Line Items]
Aggregate undistributed profits of certain of the Company's subsidiaries and the VIEs located in PRC	$ 396,541,000
Expected amount of deferred income tax liability in respect of those undistributed profits	$ 39,654,000
PRC [Member]
Withholding Tax on Dividends [Line Items]
Withholding income tax rate on dividends, foreign invested enterprises to foreign holding companies	10.00%
Withholding tax	$ 0
PRC [Member] | Hong Kong [Member]
Withholding Tax on Dividends [Line Items]
Preferential withholding tax rate on dividends, foreign invested enterprises	5.00%